Fees Summary	Aug. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,006,000
Previously Paid Amount	0.00
Total Fee Amount	886.49
Total Offset Amount	0.00
Net Fee	886.49
Narrative - Max Aggregate Offering Price	$ 6,006,000
Final Prospectus	true